First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments
December 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Biotechnology – 2.9%
1,104	Exact Sciences Corp. (a)	$54,659
	Health Care Equipment & Supplies – 74.6%
332	Abbott Laboratories	36,450
574	Alcon, Inc.	39,221
166	Align Technology, Inc. (a)	35,009
615	Baxter International, Inc.	31,347
149	Becton Dickinson and Co.	37,891
419	BioMerieux	43,919
838	Boston Scientific Corp. (a)	38,774
296	Carl Zeiss Meditec AG	37,357
274	Cochlear Ltd.	38,079
328	Coloplast A.S., Class B	38,339
135	Cooper (The) Cos., Inc.	44,640
1,263	Demant A.S. (a)	35,008
1,177	DENTSPLY SIRONA, Inc.	37,476
344	DexCom, Inc. (a)	38,955
407	Edwards Lifesciences Corp. (a)	30,366
3,209	Fisher & Paykel Healthcare Corp., Ltd.	46,045
551	Globus Medical, Inc., Class A (a)	40,923
536	Hologic, Inc. (a)	40,098
294	Hoya Corp.	28,461
152	Insulet Corp. (a)	44,747
183	Intuitive Surgical, Inc. (a)	48,559
2,549	Koninklijke Philips N.V.	38,211
253	Masimo Corp. (a)	37,431
411	Medtronic PLC	31,943
458	Novocure Ltd. (a)	33,594
1,640	Olympus Corp.	29,391
158	ResMed, Inc.	32,885
788	Siemens Healthineers AG (b) (c)	39,417
2,981	Smith & Nephew PLC	39,985
151	Sonova Holding AG	35,813
202	STERIS PLC	37,307
357	Straumann Holding AG	40,771
160	Stryker Corp.	39,118
678	Sysmex Corp.	41,319
171	Teleflex, Inc.	42,687
1,130	Terumo Corp.	32,254
313	Zimmer Biomet Holdings, Inc.	39,908
		1,403,698
	Health Care Providers & Services – 2.2%
1,391	Amplifon S.p.A.	41,424
	Life Sciences Tools & Services – 20.0%
267	Agilent Technologies, Inc.	39,957
85	Bio-Rad Laboratories, Inc., Class A (a)	35,742
132	Danaher Corp.	35,035
30	Mettler-Toledo International, Inc. (a)	43,364
Shares	Description	Value

	Life Sciences Tools & Services (Continued)
279	PerkinElmer, Inc.	$39,121
102	Sartorius Stedim Biotech	33,029
67	Thermo Fisher Scientific, Inc.	36,896
123	Waters Corp. (a)	42,137
135	West Pharmaceutical Services, Inc.	31,772
3,752	WuXi AppTec Co., Ltd., Class H (b) (c)	39,633
		376,686
	Total Investments – 99.7%	1,876,467
	(Cost $2,636,776)
	Net Other Assets and Liabilities – 0.3%	5,542
	Net Assets – 100.0%	$1,882,009

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Indxx Medical Devices ETF (MDEV)
Portfolio of Investments (Continued)
December 31, 2022 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of December 31, 2022 is as follows:
	Total Value at 12/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,876,467	$ 1,876,467	$ —	$ —

*	See Portfolio of Investments for industry breakout.

Additional Information
First Trust Indxx Medical Devices ETF (MDEV)
December 31, 2022 (Unaudited)
Licensing Information
Indxx and Indxx Global Medical Equipment Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.